Cover	Apr. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2022
Entity Registrant Name	The Sherwin-Williams Company
Entity Incorporation, State or Country Code	OH
Entity File Number	1-04851
Entity Tax Identification Number	34-0526850
Entity Address, Address Line One	101 West Prospect Avenue
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44115-1075
City Area Code	216
Local Phone Number	566-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.33-1/3 per share
Trading Symbol	SHW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000089800
Amendment Flag	false